Shareholder Report	6 Months Ended
Jun. 30, 2025 USD ($) shares
Shareholder Report [Line Items]
Document Type	N-CSRS
Amendment Flag	false
Registrant Name	Cohen & Steers Preferred Securities and Income Fund, Inc.
Entity Central Index Key	0001484750
Entity Investment Company Type	N-1A
Document Period End Date	Jun. 30, 2025
Class A
Shareholder Report [Line Items]
Fund Name	Cohen & Steers Preferred Securities and Income Fund, Inc.
Class Name	Class A
Trading Symbol	CPXAX
Annual or Semi-Annual Statement [Text Block]	This semi-annual shareholder report contains important information about Cohen & Steers Preferred Securities and Income Fund, Inc. (Fund) for the period January 1, 2025 to June 30, 2025.
Shareholder Report Annual or Semi-Annual	semi-annual shareholder report
Additional Information [Text Block]	You can find additional information about the Fund by scanning the QR code or visiting www.cohenandsteers.com/fund-literature. You can also request this information by contacting us at 1-800-330-7348.
Additional Information Phone Number	1-800-330-7348
Additional Information Website	www.cohenandsteers.com/fund-literature
Expenses [Text Block]
What were the Fund costs for the last six months?
(based on a hypothetical $10,000 investment)
Class name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment (annualized)
Class A	$57	1.13%

Expenses Paid, Amount	$ 57
Expense Ratio, Percent	1.13%
Factors Affecting Performance [Text Block]
How did the Fund perform during the last six months and what affected its performance?

The share class had a 3.26% total return in the six months ended June 30, 2025, compared with the Linked Blended Benchmark,[1] which returned 3.35%, and the ICE BofA U.S. All Capital Securities Index, which returned 2.43%.

An overweight allocation to non-U.S. bank issues contributed to relative performance compared with the Linked Blended Benchmark.[1] The portfolio held out-of-index positions in certain high-coupon, euro-denominated issues that benefited from easing inflationary pressures and interest rate cuts by the European Central Bank. Security selection in U.S. bank issues also contributed to relative performance. The portfolio benefited from overweight investments in certain higher-coupon, fixed-to-reset securities that performed, as well as from not holding investments in certain long-duration $25 par securities that struggled amid rising bond yields on the long end of the yield curve. Security selection in the insurance sector further aided relative performance, including overweight or out-of-index investments in several euro-denominated issues that outperformed, along with several new issues that were priced with attractive valuations.

Security selection and an overweight allocation in the utilities sector modestly hindered relative performance, due to overweight investments in issues from California utilities that underperformed following devastating wildfires, and on uncertainty regarding the future size and replenishment of the state's Wildfire Recovery Fund. Security selection in the pipeline sector additionally detracted from relative returns. However, the adverse effect of the security selection in pipeline issues was partially offset by a favorable overweight allocation to the sector. The Fund used total return swaps to hedge and manage credit risk. While this hedge detracted from performance, the portfolio's securities' returns more than offset the hedging cost.

Top contributors	Top detractors
Non-U.S. banks	Utilities
U.S. banks	Pipeline
Insurance	Swaps

Performance Past Does Not Indicate Future [Text]	Data quoted represents past performance, which is no guarantee of future results.
Line Graph [Table Text Block]
Average Annual Return [Table Text Block]
Average annual total returns (%)*
(as of June 30, 2025)
	1 Year	5 Years	10 Years
With sales charge[2]	4.22%	2.91%	4.01%
Without sales charge	8.28%	3.70%	4.41%
ICE BofA Fixed Rate Preferred Securities Index	3.59%	2.68%	4.08%
Linked Blended Benchmark[1]	7.71%	3.76%	4.68%
ICE BofA U.S. All Capital Securities Index	6.87%	3.62%	4.50%

No Deduction of Taxes [Text Block]	Performance does not reflect the deduction of taxes that a shareholder would pay on Fund distributions or the redemption of Fund shares.
Net Assets	$ 7,514,363,202
Holdings Count | shares	296
Investment Company, Portfolio Turnover	30.00%
Additional Fund Statistics [Text Block]	Key fund statistics (as of June 30, 2025)
Net assets	$7,514,363,202
Number of portfolio holdings (excluding derivatives)	296
Portfolio turnover rate[3]	30%

Holdings [Text Block]
Portfolio holdings (as of June 30, 2025)

Top ten holdings[4,5]	(%)
Goldman Sachs Group, Inc., 7.50%, Series X	1.3%
Citigroup, Inc., 6.95%, Series FF	1.3%
BNP Paribas SA, 7.75% (France)	1.2%
Charles Schwab Corp., 4.00%, Series H	1.1%
MetLife Capital Trust IV, 8.252%, due 12/15/2037	1.1%
UBS Group AG, 9.25% (Switzerland)	1.1%
Barclays PLC, 9.625% (United Kingdom)	1.0%
Bank of America Corp., 6.625%, Series OO	1.0%
Meiji Yasuda Life Insurance Co., 6.10%, due 6/11/2055 (Japan)	1.0%
CVS Health Corp., 7.00%, due 3/10/2055	0.9%

Sector diversification[4,6]	(%)
Banking	55.9%
Insurance	13.2%
Utilities	12.2%
Pipelines	7.9%
Financial Services	2.9%
Telecommunications	2.5%
Health Care	0.9%
Energy	0.7%
Real Estate	0.7%
Other (includes short-term investments)	3.1%

Country diversification[4,6]	(%)
United States	46.3%
Canada	12.9%
United Kingdom	9.0%
France	8.2%
Switzerland	4.0%
Spain	3.8%
Netherlands	3.7%
Japan	2.6%
Germany	2.0%
Other (includes short-term investments)	7.5%

Largest Holdings [Text Block]

Top ten holdings[4,5]	(%)
Goldman Sachs Group, Inc., 7.50%, Series X	1.3%
Citigroup, Inc., 6.95%, Series FF	1.3%
BNP Paribas SA, 7.75% (France)	1.2%
Charles Schwab Corp., 4.00%, Series H	1.1%
MetLife Capital Trust IV, 8.252%, due 12/15/2037	1.1%
UBS Group AG, 9.25% (Switzerland)	1.1%
Barclays PLC, 9.625% (United Kingdom)	1.0%
Bank of America Corp., 6.625%, Series OO	1.0%
Meiji Yasuda Life Insurance Co., 6.10%, due 6/11/2055 (Japan)	1.0%
CVS Health Corp., 7.00%, due 3/10/2055	0.9%

Class C
Shareholder Report [Line Items]
Fund Name	Cohen & Steers Preferred Securities and Income Fund, Inc.
Class Name	Class C
Trading Symbol	CPXCX
Annual or Semi-Annual Statement [Text Block]	This semi-annual shareholder report contains important information about Cohen & Steers Preferred Securities and Income Fund, Inc. (Fund) for the period January 1, 2025 to June 30, 2025.
Shareholder Report Annual or Semi-Annual	semi-annual shareholder report
Additional Information [Text Block]	You can find additional information about the Fund by scanning the QR code or visiting www.cohenandsteers.com/fund-literature. You can also request this information by contacting us at 1-800-330-7348.
Additional Information Phone Number	1-800-330-7348
Additional Information Website	www.cohenandsteers.com/fund-literature
Expenses [Text Block]
What were the Fund costs for the last six months?
(based on a hypothetical $10,000 investment)
Class name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment (annualized)
Class C	$90	1.78%

Expenses Paid, Amount	$ 90
Expense Ratio, Percent	1.78%
Factors Affecting Performance [Text Block]
How did the Fund perform during the last six months and what affected its performance?

The share class had a 2.95% total return in the six months ended June 30, 2025, compared with the Linked Blended Benchmark,[1] which returned 3.35%, and the ICE BofA U.S. All Capital Securities Index, which returned 2.43%.

An overweight allocation to non-U.S. bank issues contributed to relative performance compared with the Linked Blended Benchmark.[1] The portfolio held out-of-index positions in certain high-coupon, euro-denominated issues that benefited from easing inflationary pressures and interest rate cuts by the European Central Bank. Security selection in U.S. bank issues also contributed to relative performance. The portfolio benefited from overweight investments in certain higher-coupon, fixed-to-reset securities that performed, as well as from not holding investments in certain long-duration $25 par securities that struggled amid rising bond yields on the long end of the yield curve. Security selection in the insurance sector further aided relative performance, including overweight or out-of-index investments in several euro-denominated issues that outperformed, along with several new issues that were priced with attractive valuations.

Security selection and an overweight allocation in the utilities sector modestly hindered relative performance, due to overweight investments in issues from California utilities that underperformed following devastating wildfires, and on uncertainty regarding the future size and replenishment of the state's Wildfire Recovery Fund. Security selection in the pipeline sector additionally detracted from relative returns. However, the adverse effect of the security selection in pipeline issues was partially offset by a favorable overweight allocation to the sector. The Fund used total return swaps to hedge and manage credit risk. While this hedge detracted from performance, the portfolio's securities' returns more than offset the hedging cost.

Top contributors	Top detractors
Non-U.S. banks	Utilities
U.S. banks	Pipeline
Insurance	Swaps

Performance Past Does Not Indicate Future [Text]	Data quoted represents past performance, which is no guarantee of future results.
Line Graph [Table Text Block]
Average Annual Return [Table Text Block]
Average annual total returns (%)*
(as of June 30, 2025)
	1 Year	5 Years	10 Years
With sales charge	6.64%[2]	3.03%	3.74%
Without sales charge	7.64%	3.03%	3.74%
ICE BofA Fixed Rate Preferred Securities Index	3.59%	2.68%	4.08%
Linked Blended Benchmark[1]	7.71%	3.76%	4.68%
ICE BofA U.S. All Capital Securities Index	6.87%	3.62%	4.50%

No Deduction of Taxes [Text Block]	Performance does not reflect the deduction of taxes that a shareholder would pay on Fund distributions or the redemption of Fund shares.
Net Assets	$ 7,514,363,202
Holdings Count | shares	296
Investment Company, Portfolio Turnover	30.00%
Additional Fund Statistics [Text Block]	Key fund statistics (as of June 30, 2025)
Net assets	$7,514,363,202
Number of portfolio holdings (excluding derivatives)	296
Portfolio turnover rate[3]	30%

Holdings [Text Block]
Portfolio holdings (as of June 30, 2025)

Top ten holdings[4,5]	(%)
Goldman Sachs Group, Inc., 7.50%, Series X	1.3%
Citigroup, Inc., 6.95%, Series FF	1.3%
BNP Paribas SA, 7.75% (France)	1.2%
Charles Schwab Corp., 4.00%, Series H	1.1%
MetLife Capital Trust IV, 8.252%, due 12/15/2037	1.1%
UBS Group AG, 9.25% (Switzerland)	1.1%
Barclays PLC, 9.625% (United Kingdom)	1.0%
Bank of America Corp., 6.625%, Series OO	1.0%
Meiji Yasuda Life Insurance Co., 6.10%, due 6/11/2055 (Japan)	1.0%
CVS Health Corp., 7.00%, due 3/10/2055	0.9%

Sector diversification[4,6]	(%)
Banking	55.9%
Insurance	13.2%
Utilities	12.2%
Pipelines	7.9%
Financial Services	2.9%
Telecommunications	2.5%
Health Care	0.9%
Energy	0.7%
Real Estate	0.7%
Other (includes short-term investments)	3.1%

Country diversification[4,6]	(%)
United States	46.3%
Canada	12.9%
United Kingdom	9.0%
France	8.2%
Switzerland	4.0%
Spain	3.8%
Netherlands	3.7%
Japan	2.6%
Germany	2.0%
Other (includes short-term investments)	7.5%

Largest Holdings [Text Block]

Top ten holdings[4,5]	(%)
Goldman Sachs Group, Inc., 7.50%, Series X	1.3%
Citigroup, Inc., 6.95%, Series FF	1.3%
BNP Paribas SA, 7.75% (France)	1.2%
Charles Schwab Corp., 4.00%, Series H	1.1%
MetLife Capital Trust IV, 8.252%, due 12/15/2037	1.1%
UBS Group AG, 9.25% (Switzerland)	1.1%
Barclays PLC, 9.625% (United Kingdom)	1.0%
Bank of America Corp., 6.625%, Series OO	1.0%
Meiji Yasuda Life Insurance Co., 6.10%, due 6/11/2055 (Japan)	1.0%
CVS Health Corp., 7.00%, due 3/10/2055	0.9%

Class F
Shareholder Report [Line Items]
Fund Name	Cohen & Steers Preferred Securities and Income Fund, Inc.
Class Name	Class F
Trading Symbol	CPXFX
Annual or Semi-Annual Statement [Text Block]	This semi-annual shareholder report contains important information about Cohen & Steers Preferred Securities and Income Fund, Inc. (Fund) for the period January 1, 2025 to June 30, 2025.
Shareholder Report Annual or Semi-Annual	semi-annual shareholder report
Additional Information [Text Block]	You can find additional information about the Fund by scanning the QR code or visiting www.cohenandsteers.com/fund-literature. You can also request this information by contacting us at 1-800-330-7348.
Additional Information Phone Number	1-800-330-7348
Additional Information Website	www.cohenandsteers.com/fund-literature
Expenses [Text Block]
What were the Fund costs for the last six months?
(based on a hypothetical $10,000 investment)
Class name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment (annualized)
Class F	$39	0.78%

Expenses Paid, Amount	$ 39
Expense Ratio, Percent	0.78%
Factors Affecting Performance [Text Block]
How did the Fund perform during the last six months and what affected its performance?

The share class had a 3.52% total return in the six months ended June 30, 2025, compared with the Linked Blended Benchmark,[1] which returned 3.35%, and the ICE BofA U.S. All Capital Securities Index, which returned 2.43%.

An overweight allocation to non-U.S. bank issues contributed to relative performance compared with the Linked Blended Benchmark.[1] The portfolio held out-of-index positions in certain high-coupon, euro-denominated issues that benefited from easing inflationary pressures and interest rate cuts by the European Central Bank. Security selection in U.S. bank issues also contributed to relative performance. The portfolio benefited from overweight investments in certain higher-coupon, fixed-to-reset securities that performed, as well as from not holding investments in certain long-duration $25 par securities that struggled amid rising bond yields on the long end of the yield curve. Security selection in the insurance sector further aided relative performance, including overweight or out-of-index investments in several euro-denominated issues that outperformed, along with several new issues that were priced with attractive valuations.

Security selection and an overweight allocation in the utilities sector modestly hindered relative performance, due to overweight investments in issues from California utilities that underperformed following devastating wildfires, and on uncertainty regarding the future size and replenishment of the state's Wildfire Recovery Fund. Security selection in the pipeline sector additionally detracted from relative returns. However, the adverse effect of the security selection in pipeline issues was partially offset by a favorable overweight allocation to the sector. The Fund used total return swaps to hedge and manage credit risk. While this hedge detracted from performance, the portfolio's securities' returns more than offset the hedging cost.

Top contributors	Top detractors
Non-U.S. banks	Utilities
U.S. banks	Pipeline
Insurance	Swaps

Performance Past Does Not Indicate Future [Text]	Data quoted represents past performance, which is no guarantee of future results.
Line Graph [Table Text Block]
Average Annual Return [Table Text Block]
Average annual total returns (%)*
(as of June 30, 2025)
	1 Year	5 Years	Since inception (4/3/17)
Class F2	8.72%	4.07%	4.31%
ICE BofA Fixed Rate Preferred Securities Index	3.59%	2.68%	3.34%
Linked Blended Benchmark[1]	7.71%	3.76%	4.41%
ICE BofA U.S. All Capital Securities Index	6.87%	3.62%	4.04%

Performance Inception Date	Apr. 03, 2017
No Deduction of Taxes [Text Block]	Performance does not reflect the deduction of taxes that a shareholder would pay on Fund distributions or the redemption of Fund shares.
Net Assets	$ 7,514,363,202
Holdings Count | shares	296
Investment Company, Portfolio Turnover	30.00%
Additional Fund Statistics [Text Block]	Key fund statistics (as of June 30, 2025)
Net assets	$7,514,363,202
Number of portfolio holdings (excluding derivatives)	296
Portfolio turnover rate[3]	30%

Holdings [Text Block]
Portfolio holdings (as of June 30, 2025)

Top ten holdings[4,5]	(%)
Goldman Sachs Group, Inc., 7.50%, Series X	1.3%
Citigroup, Inc., 6.95%, Series FF	1.3%
BNP Paribas SA, 7.75% (France)	1.2%
Charles Schwab Corp., 4.00%, Series H	1.1%
MetLife Capital Trust IV, 8.252%, due 12/15/2037	1.1%
UBS Group AG, 9.25% (Switzerland)	1.1%
Barclays PLC, 9.625% (United Kingdom)	1.0%
Bank of America Corp., 6.625%, Series OO	1.0%
Meiji Yasuda Life Insurance Co., 6.10%, due 6/11/2055 (Japan)	1.0%
CVS Health Corp., 7.00%, due 3/10/2055	0.9%

Sector diversification[4,6]	(%)
Banking	55.9%
Insurance	13.2%
Utilities	12.2%
Pipelines	7.9%
Financial Services	2.9%
Telecommunications	2.5%
Health Care	0.9%
Energy	0.7%
Real Estate	0.7%
Other (includes short-term investments)	3.1%

Country diversification[4,6]	(%)
United States	46.3%
Canada	12.9%
United Kingdom	9.0%
France	8.2%
Switzerland	4.0%
Spain	3.8%
Netherlands	3.7%
Japan	2.6%
Germany	2.0%
Other (includes short-term investments)	7.5%

Largest Holdings [Text Block]

Top ten holdings[4,5]	(%)
Goldman Sachs Group, Inc., 7.50%, Series X	1.3%
Citigroup, Inc., 6.95%, Series FF	1.3%
BNP Paribas SA, 7.75% (France)	1.2%
Charles Schwab Corp., 4.00%, Series H	1.1%
MetLife Capital Trust IV, 8.252%, due 12/15/2037	1.1%
UBS Group AG, 9.25% (Switzerland)	1.1%
Barclays PLC, 9.625% (United Kingdom)	1.0%
Bank of America Corp., 6.625%, Series OO	1.0%
Meiji Yasuda Life Insurance Co., 6.10%, due 6/11/2055 (Japan)	1.0%
CVS Health Corp., 7.00%, due 3/10/2055	0.9%

Class I
Shareholder Report [Line Items]
Fund Name	Cohen & Steers Preferred Securities and Income Fund, Inc.
Class Name	Class I
Trading Symbol	CPXIX
Annual or Semi-Annual Statement [Text Block]	This semi-annual shareholder report contains important information about Cohen & Steers Preferred Securities and Income Fund, Inc. (Fund) for the period January 1, 2025 to June 30, 2025.
Shareholder Report Annual or Semi-Annual	semi-annual shareholder report
Additional Information [Text Block]	You can find additional information about the Fund by scanning the QR code or visiting www.cohenandsteers.com/fund-literature. You can also request this information by contacting us at 1-800-330-7348.
Additional Information Phone Number	1-800-330-7348
Additional Information Website	www.cohenandsteers.com/fund-literature
Expenses [Text Block]
What were the Fund costs for the last six months?
(based on a hypothetical $10,000 investment)
Class name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment (annualized)
Class I	$43	0.85%

Expenses Paid, Amount	$ 43
Expense Ratio, Percent	0.85%
Factors Affecting Performance [Text Block]
How did the Fund perform during the last six months and what affected its performance?

The share class had a 3.49% total return in the six months ended June 30, 2025, compared with the Linked Blended Benchmark,[1] which returned 3.35%, and the ICE BofA U.S. All Capital Securities Index, which returned 2.43%.

An overweight allocation to non-U.S. bank issues contributed to relative performance compared with the Linked Blended Benchmark.[1] The portfolio held out-of-index positions in certain high-coupon, euro-denominated issues that benefited from easing inflationary pressures and interest rate cuts by the European Central Bank. Security selection in U.S. bank issues also contributed to relative performance. The portfolio benefited from overweight investments in certain higher-coupon, fixed-to-reset securities that performed, as well as from not holding investments in certain long-duration $25 par securities that struggled amid rising bond yields on the long end of the yield curve. Security selection in the insurance sector further aided relative performance, including overweight or out-of-index investments in several euro-denominated issues that outperformed, along with several new issues that were priced with attractive valuations.

Security selection and an overweight allocation in the utilities sector modestly hindered relative performance, due to overweight investments in issues from California utilities that underperformed following devastating wildfires, and on uncertainty regarding the future size and replenishment of the state's Wildfire Recovery Fund. Security selection in the pipeline sector additionally detracted from relative returns. However, the adverse effect of the security selection in pipeline issues was partially offset by a favorable overweight allocation to the sector. The Fund used total return swaps to hedge and manage credit risk. While this hedge detracted from performance, the portfolio's securities' returns more than offset the hedging cost.

Top contributors	Top detractors
Non-U.S. banks	Utilities
U.S. banks	Pipeline
Insurance	Swaps

Performance Past Does Not Indicate Future [Text]	Data quoted represents past performance, which is no guarantee of future results.
Line Graph [Table Text Block]
Average Annual Return [Table Text Block]
Average annual total returns (%)*
(as of June 30, 2025)
	1 Year	5 Years	10 Years
Class I2	8.66%	3.99%	4.72%
ICE BofA Fixed Rate Preferred Securities Index	3.59%	2.68%	4.08%
Linked Blended Benchmark[1]	7.71%	3.76%	4.68%
ICE BofA U.S. All Capital Securities Index	6.87%	3.62%	4.50%

No Deduction of Taxes [Text Block]	Performance does not reflect the deduction of taxes that a shareholder would pay on Fund distributions or the redemption of Fund shares.
Net Assets	$ 7,514,363,202
Holdings Count | shares	296
Investment Company, Portfolio Turnover	30.00%
Additional Fund Statistics [Text Block]	Key fund statistics (as of June 30, 2025)
Net assets	$7,514,363,202
Number of portfolio holdings (excluding derivatives)	296
Portfolio turnover rate[3]	30%

Holdings [Text Block]
Portfolio holdings (as of June 30, 2025)

Top ten holdings[4,5]	(%)
Goldman Sachs Group, Inc., 7.50%, Series X	1.3%
Citigroup, Inc., 6.95%, Series FF	1.3%
BNP Paribas SA, 7.75% (France)	1.2%
Charles Schwab Corp., 4.00%, Series H	1.1%
MetLife Capital Trust IV, 8.252%, due 12/15/2037	1.1%
UBS Group AG, 9.25% (Switzerland)	1.1%
Barclays PLC, 9.625% (United Kingdom)	1.0%
Bank of America Corp., 6.625%, Series OO	1.0%
Meiji Yasuda Life Insurance Co., 6.10%, due 6/11/2055 (Japan)	1.0%
CVS Health Corp., 7.00%, due 3/10/2055	0.9%

Sector diversification[4,6]	(%)
Banking	55.9%
Insurance	13.2%
Utilities	12.2%
Pipelines	7.9%
Financial Services	2.9%
Telecommunications	2.5%
Health Care	0.9%
Energy	0.7%
Real Estate	0.7%
Other (includes short-term investments)	3.1%

Country diversification[4,6]	(%)
United States	46.3%
Canada	12.9%
United Kingdom	9.0%
France	8.2%
Switzerland	4.0%
Spain	3.8%
Netherlands	3.7%
Japan	2.6%
Germany	2.0%
Other (includes short-term investments)	7.5%

Largest Holdings [Text Block]

Top ten holdings[4,5]	(%)
Goldman Sachs Group, Inc., 7.50%, Series X	1.3%
Citigroup, Inc., 6.95%, Series FF	1.3%
BNP Paribas SA, 7.75% (France)	1.2%
Charles Schwab Corp., 4.00%, Series H	1.1%
MetLife Capital Trust IV, 8.252%, due 12/15/2037	1.1%
UBS Group AG, 9.25% (Switzerland)	1.1%
Barclays PLC, 9.625% (United Kingdom)	1.0%
Bank of America Corp., 6.625%, Series OO	1.0%
Meiji Yasuda Life Insurance Co., 6.10%, due 6/11/2055 (Japan)	1.0%
CVS Health Corp., 7.00%, due 3/10/2055	0.9%

Class R
Shareholder Report [Line Items]
Fund Name	Cohen & Steers Preferred Securities and Income Fund, Inc.
Class Name	Class R
Trading Symbol	CPRRX
Annual or Semi-Annual Statement [Text Block]	This semi-annual shareholder report contains important information about Cohen & Steers Preferred Securities and Income Fund, Inc. (Fund) for the period January 1, 2025 to June 30, 2025.
Shareholder Report Annual or Semi-Annual	semi-annual shareholder report
Additional Information [Text Block]	You can find additional information about the Fund by scanning the QR code or visiting www.cohenandsteers.com/fund-literature. You can also request this information by contacting us at 1-800-330-7348.
Additional Information Phone Number	1-800-330-7348
Additional Information Website	www.cohenandsteers.com/fund-literature
Expenses [Text Block]
What were the Fund costs for the last six months?
(based on a hypothetical $10,000 investment)
Class name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment (annualized)
Class R	$65	1.28%

Expenses Paid, Amount	$ 65
Expense Ratio, Percent	1.28%
Factors Affecting Performance [Text Block]
How did the Fund perform during the last six months and what affected its performance?

The share class had a 3.26% total return in the six months ended June 30, 2025, compared with the Linked Blended Benchmark,[1] which returned 3.35%, and the ICE BofA U.S. All Capital Securities Index, which returned 2.43%.

An overweight allocation to non-U.S. bank issues contributed to relative performance compared with the Linked Blended Benchmark.[1] The portfolio held out-of-index positions in certain high-coupon, euro-denominated issues that benefited from easing inflationary pressures and interest rate cuts by the European Central Bank. Security selection in U.S. bank issues also contributed to relative performance. The portfolio benefited from overweight investments in certain higher-coupon, fixed-to-reset securities that performed, as well as from not holding investments in certain long-duration $25 par securities that struggled amid rising bond yields on the long end of the yield curve. Security selection in the insurance sector further aided relative performance, including overweight or out-of-index investments in several euro-denominated issues that outperformed, along with several new issues that were priced with attractive valuations.

Security selection and an overweight allocation in the utilities sector modestly hindered relative performance, due to overweight investments in issues from California utilities that underperformed following devastating wildfires, and on uncertainty regarding the future size and replenishment of the state's Wildfire Recovery Fund. Security selection in the pipeline sector additionally detracted from relative returns. However, the adverse effect of the security selection in pipeline issues was partially offset by a favorable overweight allocation to the sector. The Fund used total return swaps to hedge and manage credit risk. While this hedge detracted from performance, the portfolio's securities' returns more than offset the hedging cost.

Top contributors	Top detractors
Non-U.S. banks	Utilities
U.S. banks	Pipeline
Insurance	Swaps

Performance Past Does Not Indicate Future [Text]	Data quoted represents past performance, which is no guarantee of future results.
Line Graph [Table Text Block]
Average Annual Return [Table Text Block]
Average annual total returns (%)*
(as of June 30, 2025)
	1 Year	5 Years	10 Years
Class R2	8.18%	3.55%	4.25%
ICE BofA Fixed Rate Preferred Securities Index	3.59%	2.68%	4.08%
Linked Blended Benchmark[1]	7.71%	3.76%	4.68%
ICE BofA U.S. All Capital Securities Index	6.87%	3.62%	4.50%

No Deduction of Taxes [Text Block]	Performance does not reflect the deduction of taxes that a shareholder would pay on Fund distributions or the redemption of Fund shares.
Net Assets	$ 7,514,363,202
Holdings Count | shares	296
Investment Company, Portfolio Turnover	30.00%
Additional Fund Statistics [Text Block]	Key fund statistics (as of June 30, 2025)
Net assets	$7,514,363,202
Number of portfolio holdings (excluding derivatives)	296
Portfolio turnover rate[3]	30%

Holdings [Text Block]
Portfolio holdings (as of June 30, 2025)

Top ten holdings[4,5]	(%)
Goldman Sachs Group, Inc., 7.50%, Series X	1.3%
Citigroup, Inc., 6.95%, Series FF	1.3%
BNP Paribas SA, 7.75% (France)	1.2%
Charles Schwab Corp., 4.00%, Series H	1.1%
MetLife Capital Trust IV, 8.252%, due 12/15/2037	1.1%
UBS Group AG, 9.25% (Switzerland)	1.1%
Barclays PLC, 9.625% (United Kingdom)	1.0%
Bank of America Corp., 6.625%, Series OO	1.0%
Meiji Yasuda Life Insurance Co., 6.10%, due 6/11/2055 (Japan)	1.0%
CVS Health Corp., 7.00%, due 3/10/2055	0.9%

Sector diversification[4,6]	(%)
Banking	55.9%
Insurance	13.2%
Utilities	12.2%
Pipelines	7.9%
Financial Services	2.9%
Telecommunications	2.5%
Health Care	0.9%
Energy	0.7%
Real Estate	0.7%
Other (includes short-term investments)	3.1%

Country diversification[4,6]	(%)
United States	46.3%
Canada	12.9%
United Kingdom	9.0%
France	8.2%
Switzerland	4.0%
Spain	3.8%
Netherlands	3.7%
Japan	2.6%
Germany	2.0%
Other (includes short-term investments)	7.5%

Largest Holdings [Text Block]

Top ten holdings[4,5]	(%)
Goldman Sachs Group, Inc., 7.50%, Series X	1.3%
Citigroup, Inc., 6.95%, Series FF	1.3%
BNP Paribas SA, 7.75% (France)	1.2%
Charles Schwab Corp., 4.00%, Series H	1.1%
MetLife Capital Trust IV, 8.252%, due 12/15/2037	1.1%
UBS Group AG, 9.25% (Switzerland)	1.1%
Barclays PLC, 9.625% (United Kingdom)	1.0%
Bank of America Corp., 6.625%, Series OO	1.0%
Meiji Yasuda Life Insurance Co., 6.10%, due 6/11/2055 (Japan)	1.0%
CVS Health Corp., 7.00%, due 3/10/2055	0.9%

Class Z
Shareholder Report [Line Items]
Fund Name	Cohen & Steers Preferred Securities and Income Fund, Inc.
Class Name	Class Z
Trading Symbol	CPXZX
Annual or Semi-Annual Statement [Text Block]	This semi-annual shareholder report contains important information about Cohen & Steers Preferred Securities and Income Fund, Inc. (Fund) for the period January 1, 2025 to June 30, 2025.
Shareholder Report Annual or Semi-Annual	semi-annual shareholder report
Additional Information [Text Block]	You can find additional information about the Fund by scanning the QR code or visiting www.cohenandsteers.com/fund-literature. You can also request this information by contacting us at 1-800-330-7348.
Additional Information Phone Number	1-800-330-7348
Additional Information Website	www.cohenandsteers.com/fund-literature
Expenses [Text Block]
What were the Fund costs for the last six months?
(based on a hypothetical $10,000 investment)
Class name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment (annualized)
Class Z	$39	0.78%

Expenses Paid, Amount	$ 39
Expense Ratio, Percent	0.78%
Factors Affecting Performance [Text Block]
How did the Fund perform during the last six months and what affected its performance?

The share class had a 3.51% total return in the six months ended June 30, 2025, compared with the Linked Blended Benchmark,[1] which returned 3.35%, and the ICE BofA U.S. All Capital Securities Index, which returned 2.43%.

An overweight allocation to non-U.S. bank issues contributed to relative performance compared with the Linked Blended Benchmark.[1] The portfolio held out-of-index positions in certain high-coupon, euro-denominated issues that benefited from easing inflationary pressures and interest rate cuts by the European Central Bank. Security selection in U.S. bank issues also contributed to relative performance. The portfolio benefited from overweight investments in certain higher-coupon, fixed-to-reset securities that performed, as well as from not holding investments in certain long-duration $25 par securities that struggled amid rising bond yields on the long end of the yield curve. Security selection in the insurance sector further aided relative performance, including overweight or out-of-index investments in several euro-denominated issues that outperformed, along with several new issues that were priced with attractive valuations.

Security selection and an overweight allocation in the utilities sector modestly hindered relative performance, due to overweight investments in issues from California utilities that underperformed following devastating wildfires, and on uncertainty regarding the future size and replenishment of the state's Wildfire Recovery Fund. Security selection in the pipeline sector additionally detracted from relative returns. However, the adverse effect of the security selection in pipeline issues was partially offset by a favorable overweight allocation to the sector. The Fund used total return swaps to hedge and manage credit risk. While this hedge detracted from performance, the portfolio's securities' returns more than offset the hedging cost.

Top contributors	Top detractors
Non-U.S. banks	Utilities
U.S. banks	Pipeline
Insurance	Swaps

Performance Past Does Not Indicate Future [Text]	Data quoted represents past performance, which is no guarantee of future results.
Line Graph [Table Text Block]
Average Annual Return [Table Text Block]
Average annual total returns (%)*
(as of June 30, 2025)
	1 Year	5 Years	10 Years
Class Z2	8.72%	4.07%	4.79%
ICE BofA Fixed Rate Preferred Securities Index	3.59%	2.68%	4.08%
Linked Blended Benchmark[1]	7.71%	3.76%	4.68%
ICE BofA U.S. All Capital Securities Index	6.87%	3.62%	4.50%

No Deduction of Taxes [Text Block]	Performance does not reflect the deduction of taxes that a shareholder would pay on Fund distributions or the redemption of Fund shares.
Net Assets	$ 7,514,363,202
Holdings Count | shares	296
Investment Company, Portfolio Turnover	30.00%
Additional Fund Statistics [Text Block]	Key fund statistics (as of June 30, 2025)
Net assets	$7,514,363,202
Number of portfolio holdings (excluding derivatives)	296
Portfolio turnover rate[3]	30%

Holdings [Text Block]
Portfolio holdings (as of June 30, 2025)

Top ten holdings[4,5]	(%)
Goldman Sachs Group, Inc., 7.50%, Series X	1.3%
Citigroup, Inc., 6.95%, Series FF	1.3%
BNP Paribas SA, 7.75% (France)	1.2%
Charles Schwab Corp., 4.00%, Series H	1.1%
MetLife Capital Trust IV, 8.252%, due 12/15/2037	1.1%
UBS Group AG, 9.25% (Switzerland)	1.1%
Barclays PLC, 9.625% (United Kingdom)	1.0%
Bank of America Corp., 6.625%, Series OO	1.0%
Meiji Yasuda Life Insurance Co., 6.10%, due 6/11/2055 (Japan)	1.0%
CVS Health Corp., 7.00%, due 3/10/2055	0.9%

Sector diversification[4,6]	(%)
Banking	55.9%
Insurance	13.2%
Utilities	12.2%
Pipelines	7.9%
Financial Services	2.9%
Telecommunications	2.5%
Health Care	0.9%
Energy	0.7%
Real Estate	0.7%
Other (includes short-term investments)	3.1%

Country diversification[4,6]	(%)
United States	46.3%
Canada	12.9%
United Kingdom	9.0%
France	8.2%
Switzerland	4.0%
Spain	3.8%
Netherlands	3.7%
Japan	2.6%
Germany	2.0%
Other (includes short-term investments)	7.5%

Largest Holdings [Text Block]

Top ten holdings[4,5]	(%)
Goldman Sachs Group, Inc., 7.50%, Series X	1.3%
Citigroup, Inc., 6.95%, Series FF	1.3%
BNP Paribas SA, 7.75% (France)	1.2%
Charles Schwab Corp., 4.00%, Series H	1.1%
MetLife Capital Trust IV, 8.252%, due 12/15/2037	1.1%
UBS Group AG, 9.25% (Switzerland)	1.1%
Barclays PLC, 9.625% (United Kingdom)	1.0%
Bank of America Corp., 6.625%, Series OO	1.0%
Meiji Yasuda Life Insurance Co., 6.10%, due 6/11/2055 (Japan)	1.0%
CVS Health Corp., 7.00%, due 3/10/2055	0.9%